Securities Held-to-Maturity (Tables)	12 Months Ended
Dec. 31, 2017
Securities Held-to-Maturity
Summary of the held-to-maturity securities

        The following is a summary of the held-to-maturity securities we held at December 31, 2017 (in thousands):

	Face Value	Carrying Value	Unrealized Gain	Estimated Fair Value
B Piece bonds	$40,566	$27,837	$602	$28,439